Cash (Tables)	12 Months Ended
Dec. 31, 2021
Cash
Schedule of cash

	December 31,
	2021	2020	2019
Cash at Banks	955,507	996,304	753,540
Total	955,507	996,304	753,540

Schedule of adjustments for non cash items

	Year Ended December 31,
	2021	2020	2019
Depreciation and Impairment	34,433	2,823	1,822
Change in Provisions	10,326	6,634	175
Share-based payments	21,960	6,012	249
Other items	(43)	(4)	62
Total	66,676	15,465	2,308

Reconciliation of liabilities from financing activities

	January 1,		Non-Cash	December 31,
	2021	Cash-Flow	Items	2021
Non- current interest-bearing liabilities	—	184,667	4,497	189,164
Lease liabilities	4,786	(5,575)	34,431	33,642
	4,786	179,092	38,928	222,806

	January 1,		Non-Cash	December 31,
	2020	Cash-Flow	Items	2020
Lease liabilities	6,070	(3,972)	2,688	4,786
	6,070	(3,972)	2,688	4,786